Summary of Significant Accounting Policies (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 CNY (¥) shares
Summary of Significant Accounting Policies [Line Items]
Accumulated other comprehensive loss	$ (6,200)		$ (9,047)
Deposit insurance limit (in Yuan Renminbi) | ¥					¥ 500,000,000
Cash in bank	35,290		34,668	$ 26,725
Allowance for doubtful accounts	2,861		3,045
Prepayments and other assets	500		600
Contract liabilities recognized	1,000		800	800
Contract liabilities	1,400		1,600
Government subsidies	200		200	200
Advertising expense	100		100	100
Employee welfare contribution expenses	$ 3,000		2,300	2,500
Operating leases term	1 year				1 year
VAT range	13.00%				13.00%
Tax authorities	5 years	5 years
Tax benefit rate	50.00%	50.00%
Penalties or interest relating to income taxes
Underpayment of taxes (in Yuan Renminbi) | ¥		¥ 100
Statute of limitation	10 years	10 years
VIE least rate	10.00%	10.00%
Deposited amount	$ 38,600		40,200
Deposit insurance limit (in Yuan Renminbi) | ¥					¥ 500,000,000
Deposit insurance amounts not covered	$ 35,800		$ 37,700
Percentage depreciated	2.22%	2.22%	1.49%
Registered of capital	$ 27,200		$ 27,200
CODM, description	The Company’s chief operating decision-maker (“CODM”) has been identified as its Chief Executive Officer. The Company’s CODM relies upon the consolidated results of operations as a whole when making decisions about allocating resources and assessing the performance of the Company. As a result of the assessment made by CODM, the Company has only one reportable segment as defined by ASC 280.	The Company’s chief operating decision-maker (“CODM”) has been identified as its Chief Executive Officer. The Company’s CODM relies upon the consolidated results of operations as a whole when making decisions about allocating resources and assessing the performance of the Company. As a result of the assessment made by CODM, the Company has only one reportable segment as defined by ASC 280.
Title and position of individual	Chief Executive Officer [Member]	Chief Executive Officer [Member]
Number of reporting segment	1	1
China, Yuan Renminbi
Summary of Significant Accounting Policies [Line Items]
Translated rate	7.1429		7.1217		7.1429
Hubei Luge Logistics Co., Ltd. [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of total revenue	18.40%		22.00%		18.40%
Zhongbao Zhiyun (Huadian) Logistics Technology Co., Ltd [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of total revenue	18.10%				18.10%
Yuntong Logistics Technology Co., Ltd [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of total revenue			12.30%
Fujian Jinwang Yuntong Logistics Technology Co., Ltd. [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of total revenue				32.70%
Management Service [Member]
Summary of Significant Accounting Policies [Line Items]
Contract liabilities	$ 400		$ 500
Zhongbao Zhiyun (Huadian) Logistics Technology Co., Ltd [Member] | Customer Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	10.10%	10.10%
Hubei Luge Logistics Co., Ltd. [Member] | Customer Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage			10.90%
Jilin Baoqi Smart Logistics Industry Center Co., Ltd [Member] | Customer Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	10.80%	10.80%
Class A Ordinary Share [Member]
Summary of Significant Accounting Policies [Line Items]
Number of votes	one	one
Share issued (in Shares) | shares	1				1
Class B Ordinary Share [Member]
Summary of Significant Accounting Policies [Line Items]
Number of votes	ten	ten
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Finite fived intangible asset useful life	5 years				5 years
Minimum [Member] | China, Yuan Renminbi
Summary of Significant Accounting Policies [Line Items]
Translated rate	7.0288			1	7.0288
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Finite fived intangible asset useful life	50 years				50 years
Maximum [Member] | China, Yuan Renminbi
Summary of Significant Accounting Policies [Line Items]
Translated rate			7.1884	7.0467